Financial risk management - Financial risk factors (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Financial risk management
Financial assets held at fair value through profit or loss	€ 8,951	€ 11,275		€ 6,000
Financial assets	5,357,438	5,834,526	[1]	1,307,922	[1]
Financial liabilities	167,505	148,331	[1]	52,466	[1]
Equity instruments
Financial risk management
Financial assets held at fair value through profit or loss	8,951	11,275	[1]	6,000	[1]
Current financial investments
Financial risk management
Financial assets held at fair value through profit or loss	1,571,858	3,919,216	[1]	0
Financial assets at amortised cost	1,454,420	0		0	[1]
Cash and cash equivalents
Financial risk management
Financial assets at amortised cost	2,135,187	1,861,616	[1]	1,290,796	[1]
Restricted cash (current and non-current)
Financial risk management
Financial assets at amortised cost	1,482	1,418	[1]	1,276	[1]
Other non-current assets
Financial risk management
Financial assets at amortised cost	907	1,399	[1]	644	[1]
Trade and other receivables (excl prepayments)
Financial risk management
Financial assets at amortised cost	184,632	39,603	[1]	9,206	[1]
Current financial instruments
Financial risk management
Financial liabilities held at fair value through profit or loss	3,164	6,198	[1]	0
Trade liabilities
Financial risk management
Financial liabilities at amortised cost	134,905	116,749	[1]	52,466	[1]
Lease liabilities.
Financial risk management
Financial liabilities at amortised cost	€ 29,436	€ 25,384	[1]	€ 0

[1]	The historical consolidated financial information for 2019 and 2018 presented in this disclosure note has been adjusted mainly to correct for the amounts of other receivables and other payables that are outside the scope of IFRS 9.